Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 86,408,660	$ (62,299,525)	$ (168,889)	$ 23,940,246	$ 3,792,178	$ 27,732,424
Balance, shares at Dec. 31, 2022	106,424,310
Net income (loss)			(34,826,396)		(34,826,396)	(142,689)	(34,969,085)
Common shares issued for cash		100,000			100,000		100,000
Common shares issued for cash, shares	472,153
Common shares issued for services		322,433			322,433		322,433
Common shares issued for services, shares	1,896,667
Foreign currency translation				(174,961)	(174,961)		(174,961)
Exercised restricted stock units
Exercised restricted stock units, shares	607,493
Stock compensation expense		779,085			779,085		779,085
Equity based compensation for restricted stock unit grants		143,888			143,888		143,888
Common shares issued for conversion of notes payable and debentures		404,756			404,756		404,756
Common shares issued for conversion of notes payable and debentures, shares	619,552
Common shares issued in connection with acquisition of The Leaf, LLC		4,049,000			4,049,000		4,049,000
Common shares issued in connection with acquisition of The Leaf, LLC, shares	8,360,755
Dividends payable		(139,271)			(139,271)		(139,271)
Dividends paid		(1,210,271)			(1,210,271)		(1,210,271)
Debt discount recognized on non-current notes payable issued		3,809,659			3,809,659		3,809,659
Balance at Dec. 31, 2023		94,667,939	(97,125,921)	(343,850)	(2,801,832)	3,649,489	847,657
Balance, shares at Dec. 31, 2023	118,380,930
Net income (loss)			(17,439,319)		(17,439,319)		(17,439,319)
Common shares issued for cash		429,133			429,133		$ 429,133
Common shares issued for cash, shares	2,161,559						2,161,558
Common shares issued for services		333,333			333,333		$ 333,333
Common shares issued for services, shares	1,500,000
Common shares issued for earnout considerations		1,900,000			1,900,000		1,900,000
Common shares issued for earnout consideration, shares	17,491,400
Foreign currency translation				7,314	7,314		7,314
Stock compensation expense		424,335			424,335		424,335
Equity based compensation for restricted stock unit grants		306,979			306,979		306,979
Common shares issued for conversion of notes payable and debentures		7,083,853			7,083,853		7,083,853
Common shares issued for conversion of notes payable and debentures, shares	22,395,498
Common shares issued in connection with acquisition of The Leaf, LLC		3,649,489			3,649,489	(3,649,489)
Common shares issued in connection with acquisition of The Leaf, LLC, shares	580,962
Balance at Sep. 30, 2024		108,795,061	(114,565,240)	(336,536)	(6,106,715)		(6,106,715)
Balance, shares at Sep. 30, 2024	162,510,799
Balance at Dec. 31, 2023		94,667,939	(97,125,921)	(343,850)	(2,801,832)	3,649,489	847,657
Balance, shares at Dec. 31, 2023	118,380,930
Net income (loss)			(24,621,514)		(24,621,514)		(24,621,514)
Common shares issued for cash		1,047,533			1,047,533		1,047,533
Common shares issued for cash, shares	12,635,059
Common shares issued for services		333,333			333,333		333,333
Common shares issued for services, shares	1,500,000
Common shares issued for earnout considerations		1,900,000			1,900,000		$ 1,900,000
Common shares issued for earnout consideration, shares	17,491,400						607,493
Foreign currency translation				7,314	7,314		$ 7,314
Stock compensation expense		428,108			428,108		428,108
Equity based compensation for restricted stock unit grants		539,772			539,772		539,772
Common shares issued for conversion of notes payable and debentures		7,083,853			7,083,853		7,083,853
Common shares issued for conversion of notes payable and debentures, shares	22,395,948
Acquisition of remaining non-controlling interest in Aya Biosciences		3,649,489			3,649,489	(3,649,489)
Acquisition of remaining non-controlling interest in Aya Biosciencess, shares	580,962
Balance at Dec. 31, 2024		109,650,027	(121,747,435)	(336,536)	(12,433,944)		(12,433,944)
Balance, shares at Dec. 31, 2024	172,984,299
Net income (loss)			(6,471,235)		(6,471,235)		(6,471,235)
Common shares issued for cash		241,889			241,889		241,889
Common shares issued for cash, shares	8,363,560
Common shares issued for services		152,907			152,907		152,907
Common shares issued for services, shares	872,000
Common shares issued for trade payables		72,082			72,082		72,082
Common shares issued for trade payables, shares	317,023
Common shares issued for earnout considerations		935,618			935,618		935,618
Common shares issued for earnout consideration, shares	1,858,032
Foreign currency translation				(343)	(343)		(343)
Exercised restricted stock units
Exercised restricted stock units, shares	302,666
Exercise of restricted stock units
Exercised restricted stock units, shares	1,104,154
Stock compensation expense		815,543			815,543		815,543
Equity based compensation for restricted stock unit grants		465,588			465,588		465,588
Balance at Sep. 30, 2025		$ 112,333,654	$ (128,218,670)	$ (336,879)	$ (16,221,895)		$ (16,221,895)
Balance, shares at Sep. 30, 2025	185,801,734